Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Liabilities [Abstract]
Schedule of fair value of the derivative liability
	Low	High
Annual dividend rate	0%	0%
Expected life	0.58	0.75
Risk-free interest rate	1.11%	1.16%
Expected volatility	90.71%	93.55%

Schedule of changes in derivative liabilities
	Year Ended December 31, 2017
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2017	$-	$-	$-
Addition	-	-	332,942
Conversion	-	-
Extinguishment Expense			(397,288)
Gain on changes in fair value	-	-	64,346
Derivative liabilities as December 31, 2017	$-	$-	$-